Offsets	Oct. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	GeneDx Holdings Corp.
Form or Filing Type	S-3
File Number	333-267112
Initial Filing Date	Aug. 26, 2022
Fee Offset Claimed	$ 6,946.50
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 74,935,250.00
Offset Note	On August 26, 2022, the Registrant initially filed the Prior S-3, which registered an aggregate amount of $300,000,000 of Class A common stock, preferred stock, debt securities, warrants and units to be offered by the Registrant from time to time. Approximately $225,064,750 of securities were offered and sold pursuant to the Prior S-3 prior to the third anniversary of the effective date of the Prior S-3, with $74,935,250 of the Registrant's securities remaining unsold as of such anniversary (the "Remaining Unsold Securities"). On September 5, 2025, the Registrant filed a Post-Effective Amendment No. 1 to the Prior S-3 to remove from registration by means of a post-effective amendment the Remaining Unsold Securities registered under the Prior S-3. As a result, the Registrant had $6,946.50 in unused filing fees associated with the Prior S-3.
Termination / Withdrawal Statement	The Registrant has terminated its offering that included the unsold securities on the Registration Statement on Form S-3 ("Registration No. 333-267112") filed with the Securities and Exchange Commission ("the SEC") on August 26, 2022 ("the Prior S-3").
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	GeneDx Holdings Corp.
Form or Filing Type	S-8
File Number	333-259815
Initial Filing Date	Sep. 27, 2021
Fee Offset Claimed	$ 1,806.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share, issuable upon vesting of Earn-Out RSUs
Unsold Securities Associated with Fee Offset Claimed | shares	1,847,920
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 16,548,124.00
Offset Note	On September 27, 2021, the Registrant filed the First S-8 to register certain shares of the Registrant's Class A common stock, including 1,847,920 shares of Class A common stock issuable upon the vesting of certain RSU awards (the "Earn-Out RSUs") that were expected to be granted to certain former equity award holders of Sema4 (as defined below) and certain employees of the Registrant pursuant to the terms of that certain Agreement and Plan of Merger, dated as of February 9, 2021 (as amended, the "Merger Agreement"), by and among CM Life Sciences, Inc., S-IV Sub, Inc. and Mount Sinai Genomics, Inc. d/b/a Sema4 ("Sema4"). On October 25, 2021, the Registrant filed the Second S-8 to register an additional 841,844 shares of Class A common Stock issuable upon the vesting of certain additional Earn-Out RSUs that were expected to be granted to certain former equity award holders of Sema4 and certain employees of the Registrant pursuant to the terms of the Merger Agreement. The "Earn-Out Period" under the Earn-Out RSUs expired in accordance with the terms thereof and, as a result, none of the 1,921,064 shares of Class A common stock (the "Earn-Out RSU Shares") previously registered pursuant to the First S-8 and Second S-8 were issued thereunder. On February 20, 2025, the Registrant filed a Post-Effective Amendment No. 1 to the First S-8 and a Post-Effective Amendment No. 1 to the Second S-8 to remove from registration by means of post-effective amendments all of the Earn-Out RSU Shares previously registered for offering and sale by Registrant pursuant to the Earn-Out RSUs. As a result, $1,806 of the fee previously paid in connection with the First S-8 and $591 of the fee previously paid in connection with the Second S-8 remain available to be used to offset the fee currently due. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.
Termination / Withdrawal Statement	The Registrant has terminated its offering that included the unsold securities on the Registration Statement on Form S-8 (Registration No. 333-259815) filed with the SEC on September 27, 2021 (the "First S-8").
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	GeneDx Holdings Corp.
Form or Filing Type	S-8
File Number	333-260481
Initial Filing Date	Oct. 25, 2021
Fee Offset Claimed	$ 590.75
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share, issuable upon vesting of Earn-Out RSUs
Unsold Securities Associated with Fee Offset Claimed | shares	841,844
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,372,720.00
Offset Note	On September 27, 2021, the Registrant filed the First S-8 to register certain shares of the Registrant's Class A common stock, including 1,847,920 shares of Class A common stock issuable upon the vesting of certain RSU awards (the "Earn-Out RSUs") that were expected to be granted to certain former equity award holders of Sema4 (as defined below) and certain employees of the Registrant pursuant to the terms of that certain Agreement and Plan of Merger, dated as of February 9, 2021 (as amended, the "Merger Agreement"), by and among CM Life Sciences, Inc., S-IV Sub, Inc. and Mount Sinai Genomics, Inc. d/b/a Sema4 ("Sema4"). On October 25, 2021, the Registrant filed the Second S-8 to register an additional 841,844 shares of Class A common Stock issuable upon the vesting of certain additional Earn-Out RSUs that were expected to be granted to certain former equity award holders of Sema4 and certain employees of the Registrant pursuant to the terms of the Merger Agreement. The "Earn-Out Period" under the Earn-Out RSUs expired in accordance with the terms thereof and, as a result, none of the 1,921,064 shares of Class A common stock (the "Earn-Out RSU Shares") previously registered pursuant to the First S-8 and Second S-8 were issued thereunder. On February 20, 2025, the Registrant filed a Post-Effective Amendment No. 1 to the First S-8 and a Post-Effective Amendment No. 1 to the Second S-8 to remove from registration by means of post-effective amendments all of the Earn-Out RSU Shares previously registered for offering and sale by Registrant pursuant to the Earn-Out RSUs. As a result, $1,806 of the fee previously paid in connection with the First S-8 and $591 of the fee previously paid in connection with the Second S-8 remain available to be used to offset the fee currently due. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.
Termination / Withdrawal Statement	The Registrant has terminated its offering that included the unsold securities on the Registration Statement on Form S-8 (Registration No. 333-260481) filed with the SEC on October 25, 2021 (the "Second S-8")
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	GeneDx Holdings Corp.
Form or Filing Type	S-3
File Number	333-267112
Filing Date	Aug. 26, 2022
Fee Paid with Fee Offset Source	$ 27,810.00
Offset Note	On August 26, 2022, the Registrant initially filed the Prior S-3, which registered an aggregate amount of $300,000,000 of Class A common stock, preferred stock, debt securities, warrants and units to be offered by the Registrant from time to time. Approximately $225,064,750 of securities were offered and sold pursuant to the Prior S-3 prior to the third anniversary of the effective date of the Prior S-3, with $74,935,250 of the Registrant's securities remaining unsold as of such anniversary (the "Remaining Unsold Securities"). On September 5, 2025, the Registrant filed a Post-Effective Amendment No. 1 to the Prior S-3 to remove from registration by means of a post-effective amendment the Remaining Unsold Securities registered under the Prior S-3. As a result, the Registrant had $6,946.50 in unused filing fees associated with the Prior S-3.
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	GeneDx Holdings Corp.
Form or Filing Type	S-8
File Number	333-259815
Filing Date	Sep. 27, 2021
Fee Paid with Fee Offset Source	$ 1,806.00
Offset Note	On September 27, 2021, the Registrant filed the First S-8 to register certain shares of the Registrant's Class A common stock, including 1,847,920 shares of Class A common stock issuable upon the vesting of certain RSU awards (the "Earn-Out RSUs") that were expected to be granted to certain former equity award holders of Sema4 (as defined below) and certain employees of the Registrant pursuant to the terms of that certain Agreement and Plan of Merger, dated as of February 9, 2021 (as amended, the "Merger Agreement"), by and among CM Life Sciences, Inc., S-IV Sub, Inc. and Mount Sinai Genomics, Inc. d/b/a Sema4 ("Sema4"). On October 25, 2021, the Registrant filed the Second S-8 to register an additional 841,844 shares of Class A common Stock issuable upon the vesting of certain additional Earn-Out RSUs that were expected to be granted to certain former equity award holders of Sema4 and certain employees of the Registrant pursuant to the terms of the Merger Agreement. The "Earn-Out Period" under the Earn-Out RSUs expired in accordance with the terms thereof and, as a result, none of the 1,921,064 shares of Class A common stock (the "Earn-Out RSU Shares") previously registered pursuant to the First S-8 and Second S-8 were issued thereunder. On February 20, 2025, the Registrant filed a Post-Effective Amendment No. 1 to the First S-8 and a Post-Effective Amendment No. 1 to the Second S-8 to remove from registration by means of post-effective amendments all of the Earn-Out RSU Shares previously registered for offering and sale by Registrant pursuant to the Earn-Out RSUs. As a result, $1,806 of the fee previously paid in connection with the First S-8 and $591 of the fee previously paid in connection with the Second S-8 remain available to be used to offset the fee currently due. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	GeneDx Holdings Corp.
Form or Filing Type	S-8
File Number	333-260481
Filing Date	Oct. 25, 2021
Fee Paid with Fee Offset Source	$ 590.75
Offset Note	On September 27, 2021, the Registrant filed the First S-8 to register certain shares of the Registrant's Class A common stock, including 1,847,920 shares of Class A common stock issuable upon the vesting of certain RSU awards (the "Earn-Out RSUs") that were expected to be granted to certain former equity award holders of Sema4 (as defined below) and certain employees of the Registrant pursuant to the terms of that certain Agreement and Plan of Merger, dated as of February 9, 2021 (as amended, the "Merger Agreement"), by and among CM Life Sciences, Inc., S-IV Sub, Inc. and Mount Sinai Genomics, Inc. d/b/a Sema4 ("Sema4"). On October 25, 2021, the Registrant filed the Second S-8 to register an additional 841,844 shares of Class A common Stock issuable upon the vesting of certain additional Earn-Out RSUs that were expected to be granted to certain former equity award holders of Sema4 and certain employees of the Registrant pursuant to the terms of the Merger Agreement. The "Earn-Out Period" under the Earn-Out RSUs expired in accordance with the terms thereof and, as a result, none of the 1,921,064 shares of Class A common stock (the "Earn-Out RSU Shares") previously registered pursuant to the First S-8 and Second S-8 were issued thereunder. On February 20, 2025, the Registrant filed a Post-Effective Amendment No. 1 to the First S-8 and a Post-Effective Amendment No. 1 to the Second S-8 to remove from registration by means of post-effective amendments all of the Earn-Out RSU Shares previously registered for offering and sale by Registrant pursuant to the Earn-Out RSUs. As a result, $1,806 of the fee previously paid in connection with the First S-8 and $591 of the fee previously paid in connection with the Second S-8 remain available to be used to offset the fee currently due. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.